INTANGIBLES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	$ 61	$ 49
Intangible asset - Part 135 certificate	1,200	1,363
Gain from sale of consolidated entity	387	0
Impairment of certificates	0	$ 0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Fly Dreams, LLC
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset carrying value	163
Selling price	550
Gain from sale of consolidated entity	$ 387